SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15. SUBSEQUENT EVENTS

ZZLL Information Technology, Inc. (“the Company”) and its wholly owned subsidiary, Syndicore Asia Limited (“SAL”), a Hong Kong corporation entered into a Share Exchange Agreement (the “Agreement”) with Sleepaid Holding Co. (“Sleepaid”), an unrelated third party on March 6, 2018. Under the Agreement, in exchange for the newly issuance of 12,000,000 shares of the restricted common stock of the Company, SAL will acquire all the outstanding shareholdings of all three subsidiaries companies of Sleepaid, Yugosu Investment Limited, Guangzhou Sleepaid Household Supplies Co., Ltd and Guangzhou Yuewin Trading Co., Ltd. The Company and Sleepaid have valued the shares being issued by the Company at $0.10 per share. After the transaction, the Company will own all the assets and be responsible for all the liabilities of the three subsidiaries, and through SAL will operate the three subsidiaries being acquired by the Company. The transaction is pending for completion with the approval from the SEC.

The Company has evaluated all other subsequent events through August 19, 2018, the date these financial statements were issued, and determined that, except the issue described in above, there were no other material subsequent event or transaction that require recognition or disclosures in the financial statements.